Leases, Commitments and Contingencies - Future Minimum Payments Under the Non-Cancelable (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases, Commitments and Contingencies
2021	$ 146,748
2022	135,355
2023	117,331
2024	106,076
2025	100,700
Thereafter	309,900
Total	$ 916,110